Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepaid rents		$ 6,068	$ 12,273
Prepaid service fee	[1]	76,165	145,094
E-commerce business	[2]	9,374,020	2,133,498
Advance to employees	[3]	53,463	62,710
Security deposits		94,535	73,714
Prepaid board compensation			10,000
Equity investment disposition consideration receivable		21,211
Others	[4]	22,427	3,243
Prepayment and other assets, net		9,647,889	2,440,532
Prepayment and other current assets, net		9,647,889	2,376,081
Prepayments and other non-current assets, net			$ 64,451

[1]	The prepaid service fee represents the prepayment for third party service, that will be amortized over one to three years.
[2]	Prepayment for e-commerce business primarily included prepayments for goods purchase and advertising.
[3]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[4]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.